Ordinary shares (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of ordinary shares

a) The following table sets forth the changes in the number of our ordinary shares outstanding as of December 31, 2025 and 2024

	2025				2024
	Ordinary Share	Class A Ordinary Share	Class B Ordinary Share	TOTAL	Ordinary Share
January 1	15,762,887	-	-	15,762,887	15,762,887
Issuance of ordinary shares	-	1,437,500	-	1,437,500	-
Share re-designation	(15,762,887)	9,665,704	6,097,183	-	-
December 31	-	11,103,204	6,097,183	17,200,387	15,762,887

b) The following table summarizes the movement in the carrying amount of our ordinary shares, as of December 31, 2025 and 2024:

	2025				2024
	Ordinary Share	Class A Ordinary Shares	Class B Ordinary Shares	TOTAL	Ordinary Share
January 1	$7,881,444	$-	$-	$7,881,444	$7,881,444
Issuance of ordinary shares		718,750	-	718,750	-
Share re-designation	(7,881,444)	4,832,852	3,048,592	-	-
December 31	$-	$5,551,602	$3,048,592	$8,600,194	$7,881,444